Derivative instruments - Narrative (Details) $ in Thousands, R$ in Millions	1 Months Ended		12 Months Ended
	May 31, 2021 USD ($)	May 31, 2021 BRL (R$)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Oct. 31, 2020 instrument	Apr. 30, 2017 instrument
Derivative [Line Items]
Interest paid net			$ (52,578)	$ (57,066)	$ (52,458)
Collection of derivative instruments			23,240	0	0
Derivatives not designated as hedging instruments | JP Morgan S.A.
Derivative [Line Items]
Collected (paid) derivative Instrument			(33)
Derivatives not designated as hedging instruments | Itaú
Derivative [Line Items]
Collected (paid) derivative Instrument			(94)
Derivatives not designated as hedging instruments | Forward contracts
Derivative [Line Items]
Collected (paid) derivative Instrument				39	(787)
Cash Flow Hedging | Forward contracts
Derivative [Line Items]
Net collections (payments) to derivative instrument hedges			(507)	1,757	711
Cash Flow Hedging | Cross-currency interest rate swap
Derivative [Line Items]
Interest paid net			(4,132)	(4,031)	(8,692)
Cash Flow Hedging | Call spread
Derivative [Line Items]
Interest paid net	$ (18,800)	R$ (99.7)
Cash Flow Hedging | Coupon-only swap
Derivative [Line Items]
Interest paid net			(170)	$ (197)	$ (2,036)
Collection of derivative instruments	$ 4,400	R$ 23.5
Cash Flow Hedging | Derivatives designated as hedging instruments | Forward contracts
Derivative [Line Items]
Notional amount outstanding			$ 22,128
Cash Flow Hedging | Derivatives designated as hedging instruments | Cross-currency interest rate swap
Derivative [Line Items]
Number of instruments held | instrument						4
Cash Flow Hedging | Subsidiaries | Cross-currency interest rate swap
Derivative [Line Items]
Percentage of principal and interest collections hedged (as a percent)							50.00%
Cash Flow Hedging | Subsidiaries | Call spread
Derivative [Line Items]
Number of instruments held | instrument							2
Percentage of principal and interest collections hedged (as a percent)							50.00%
Cash Flow Hedging | Subsidiaries | Coupon-only swap
Derivative [Line Items]
Number of instruments held | instrument							2
Percentage of principal and interest collections hedged (as a percent)							50.00%